Assumptions Used to Estimate Fair Value of Share Option (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used to Determine Fair Value Options [Line Items]
Weighted average expected life	8 years 1 month 24 days	0 years	6 years 4 months 6 days
Estimated forfeiture rate	0.00%		3.00%
Suboptimal exercise factor			1.5
Minimum
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate	1.50%		1.96%
Dividend yield	8.35%
Expected volatility range	59.88%		50.86%
Fair value of ordinary share	4.10		6.92
Suboptimal exercise factor	1.5
Suboptimal exercise factor, percent	1.50%
Maximum
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate	1.80%
Dividend yield	11.15%
Expected volatility range	61.64%
Fair value of ordinary share	9.00		10.63
Suboptimal exercise factor	2.5
Suboptimal exercise factor, percent	2.50%